INCOME TAX (Restated, see Note 2) - Reconciliation of federal income tax rate (Details)	11 Months Ended
Dec. 31, 2020
INCOME TAX (Restated, see Note 2)
Statutory federal income tax rate	21.00%
Change in fair value of warrants	(17.10%)
Transaction costs incurred in connection with warrant liabilities	(0.90%)
Valuation allowance	(3.00%)
Income tax provision	0.00%